Schedule of Investments December 31, 2020

Ecofin Tax-Advantaged Social Impact Fund, Inc.

	Principal Amount	Fair Value
Corporate Note - 0.2%(1)
Champ. Davie H.S.
8.000%, 08/01/2022 (Cost $500,000)	$500,000	$500,000

Mortgage Backed Securities - 17.5%(1)
BX Commercial Mortgage Trust 2020-FOX
1.509% (1m LIBOR + 1.350%), 11/15/2032(2)	1,000,000	1,003,630
Credit Suisse Commercial Mortgage Securities Corp 2019-SLKZ
1.409% (1m LIBOR + 1.250%), 01/15/2034(2)	360,000	343,253
Credit Suisse Commercial Mortgage Securities Corp 2019-SLKZ
3.759% (1m LIBOR + 3.600%), 01/15/2034(2)	6,500,000	5,951,205
FREMF 2017-KF31 Mortgage Trust
3.053% (1m LIBOR + 2.900%), 04/25/2024(2)	685,509	675,408
FREMF 2017-KF29 Mortgage Trust
3.703% (1m LIBOR + 3.550%), 02/25/2024(2)	2,358,080	2,362,502
FREMF 2020-KF74 Mortgage Trust
2.303% (1m LIBOR + 2.150%), 01/25/2027(2)	3,665,905	3,547,771
FREMF 2020-KI05 Mortgage Trust
2.453% (1m LIBOR + 2.300%), 07/25/2024(2)	1,812,905	1,766,345
Harley Marine Financing LLC
5.682%, 05/15/2043(2)	1,833,945	1,647,131
JP Morgan Wealth Management 2020-ATR1 A-4
3.000%, 02/25/2050(2)	1,056,669	1,074,183
MF1 2020-FL4 LTD
2.909% (1m LIBOR + 2.750%), 11/15/2035(2)	2,000,000	2,010,561
Oceanview Mortgage Loan Trust 2020-SBC1 A1-B
2.500%, 09/25/2055(2)	1,295,106	1,315,407
TGIF Funding LLC 2017-1A
6.202%, 04/30/2047(2)	1,860,000	1,506,902
TIF Funding II LLC
2.090%, 08/20/2045(2)	975,000	988,394
VCAT 2020-NPL1 LLC
3.671%, 08/25/2050(2)	1,152,668	1,167,941
Velocity Comm Capital Trust 2020-1
2.610%, 02/25/2050(2)	4,280,347	4,347,764
Vivint Solar Fin 2020-7 LLC
2.210%, 07/31/2051(2)	2,000,000	2,066,307
Vivint Solar Fin 2020-7 LLC
3.220%, 07/31/2051(2)	1,000,000	1,036,525
XCALI 2020-2 Mortgage Trust
4.050%, 02/07/2023(2)	2,000,000	2,005,386
Monticello FDG BTH-33
4.400%, 08/21/2022(2)	5,000,000	4,970,794
Xcal 2019-IL-1 Mortage Trust A
4.400%, 11/06/2021(2)	2,000,000	2,013,377
Total Mortgage Backed Securities (Cost $42,214,006)		41,800,786

Municipal Bonds - 73.0%(1)
Arizona - 19.9%(1)
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026(2)	21,660,000	21,530,473
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026(2)	3,095,000	3,077,854
Arizona Industrial Development Authority
(Obligor: Windsong Senior Living)
12.000%, 12/01/2023(2)	5,480,000	5,434,352
La Paz County Industrial Development Authority
(Obligor: Meadow Oaks Education Foundation)
3.746%, 01/01/2026(3)	19,435,000	17,540,087
		47,582,766
California - 0.4%(1)
El Monte Calif Public Financing Authority
3.850%, 06/01/2038	895,000	915,003
Colorado - 2.1%(1)
Colorado Educational & Cultural FACS A BDS
7.500%, 12/15/2030(2)	5,350,000	4,907,288
Florida - 19.9%(1)
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 A)
0.000%, 11/15/2025(2)(3)(4)(6)	8,250,000	6,620,625
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 B)
0.000%, 11/15/2025(2)(3)(4)(6)	550,000	441,375
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series A)
0.000%, 11/15/2025(2)(3)(4)(6)	8,425,000	6,339,812
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series B)
0.000%, 11/15/2025(2)(3)(4)(6)	485,000	364,963
Florida Development Finance Corp.
(Obligor: San Jose Schools)
7.150%, 02/15/2030	18,305,000	17,292,367
Florida Development Finance Corp.
(Obligor: San Jose Schools)
7.150%, 02/15/2030	2,170,000	2,053,406
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
1.470%, 07/01/2049(2)(3)	15,925,000	14,372,313
		47,484,861
Ohio - 2.1%(1)
Southern Ohio Port Authority
10.000%, 12/01/2025(2)	5,025,000	5,042,688
Texas - 1.7%(1)
New Hope Cultural Education Facilities Finance Corp
(Obligor: Bridgemoor)
10.000%, 12/01/2053(2)	5,000,000	4,012,500
Virginia - 0.1%(1)
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
4.000%, 05/15/2022	280,000	293,745
Wisconsin - 26.8%(1)
Public Finance Authority
(Obligor: Fort Collins Montessori)
7.250%, 12/01/2029	6,155,000	6,211,011
Public Finance Authority
(Obligor: Gardens of Montgomery - Series A)
0.000%, 01/01/2029(2)(4)(5)(6)	1,610,000	1,243,725
Public Finance Authority
(Obligor: Gardens of Montgomery - Series B)
0.000%, 01/01/2029(2)(4)(5)(6)	29,000	22,403
Public Finance Authority
(Obligor: Gardens of Rome - Series C)
0.000%, 01/01/2024(4)(5)(6)	1,630,000	1,014,675
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
0.000%, 01/01/2024(4)(5)(6)	70,000	43,575
Public Finance Authority
(Obligor: Gardens of Savannah - Series C)
0.000%, 01/01/2024(2)(4)(5)(6)	1,065,000	599,063
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
0.000%, 01/01/2024(2)(4)(5)(6)	80,000	45,000
Public Finance Authority
(Obligor: Gardens of Social Circle - Series C)
0.000%, 01/01/2024(2)(4)(5)(6)	2,030,000	915,530
Public Finance Authority
(Obligor: Gardens of Social Circle - Series D)
0.000%, 01/01/2024(2)(4)(5)(6)	65,000	29,315
Public Finance Authority
(Obligor: Gardens of Waterford - Series C)
0.000%, 01/01/2024(2)(4)(5)(6)	1,185,000	1,010,212
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
0.000%, 01/01/2024(2)(4)(5)(6)	75,000	44,962
Public Finance Authority
(Obligor: Landings of Columbus - Series C)
0.000%, 01/01/2024(4)(5)(6)	1,055,000	738,500
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
0.000%, 01/01/2024(4)(5)(6)	80,000	56,000
Public Finance Authority
(Obligor: Landings of Douglas - Series C)
0.000%, 01/01/2024(2)(4)(5)(6)	1,255,000	752,373
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
0.000%, 01/01/2024(2)(4)(5)(6)	75,000	63,938
Public Finance Authority
(Obligor: Landings of Gainesville - Series C)
0.000%, 01/01/2024(2)(4)(5)(6)	1,020,000	410,550
Public Finance Authority
(Obligor: Landings of Gainesville - Series D)
0.000%, 01/01/2024(2)(4)(5)(6)	80,000	32,200
Public Finance Authority
(Obligor: Landings of Montgomery - Series C)
0.000%, 01/01/2024(2)(4)(5)(6)	1,955,000	1,510,237
Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
0.000%, 01/01/2024(2)(4)(5)(6)	65,000	50,212
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 02/01/2024	5,520,000	5,284,682
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 02/01/2024	10,980,000	10,511,923
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 02/01/2024	5,060,000	5,046,034
Public Finance Authority
(Obligor: New Summit Academy)
7.500%, 08/01/2029(2)	9,420,000	9,465,875
Public Finance Authority
(Obligor: Senters Memory Care - Series A)
0.000%, 01/01/2029(2)(4)(5)(6)	4,040,000	3,161,300
Public Finance Authority
(Obligor: Senters Memory Care - Series B)
0.000%, 01/01/2029(2)(4)(5)(6)	105,000	82,162
Public Finance Authority
(Obligor: St. James Christian Academy)
8.750%, 01/01/2029(2)	4,560,000	4,434,919
Public Finance Authority
(Obligor: St. James Christian Academy)
12.000%, 01/01/2029(2)	400,000	396,856
Public Finance Authority
(Obligor: Vonore Fiber Products LLC)
9.000%, 06/01/2029(2)	10,520,000	10,723,457
		63,900,689

Total Municipal Bonds (Cost $186,034,592)		174,139,540

Short Term Investments - 8.3%(1)

Illinois - 0.0%(1)
University of Illinois
Weekly VRDN and Put, 0.090%, 10/01/2026(7)	100,000	100,000

Maryland - 1.1%(1)
Maryland State Health & Higher Educational Variable Revenue Bonds
(Obligor: University of Maryland Medical System Obligated Group)
Weekly VRDN and Put, 0.060%, 07/01/2034(7)	2,645,000	2,645,000

Minnesota - 1.1%(1)
City of Minneapolis
(Obligor: Fairview Health Services Obligated Group)
Weekly VRDN and Put, 0.090%, 11/15/2048(7)	1,300,000	1,300,000
City of Rochester Minnesota
(Obligor: Mayo Clinic)
Weekly VRDN and Put, 0.070%, 11/15/2047(7)	1,250,000	1,250,000
		2,550,000
New York - 0.1%(1)
New York City Housing Development Corp
Weekly VRDN and Put, 0.080%, 04/15/2035(7)	200,000	200,000

North Carolina - 0.1%(1)
University of North Carolina at Chapel Hill
(Obligor: University of North Carolina at Chapel Hill)
Weekly VRDN and Put, 0.080%, 02/01/2029(7)	200,000	200,000

Texas - 1.5%(1)
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: CHRISTUS Health Obligated Group)
Weekly VRDN and Put, 0.080%, 07/01/2047(7)	1,220,000	1,220,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 0.080%, 11/15/2047(7)	1,655,000	1,655,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 0.080%, 11/15/2051(7)	200,000	200,000
The University of Texas System
Weekly VRDN and Put, 0.060%, 08/01/2033(7)	600,000	600,000
		3,675,000
Utah - 1.3%(1)
Murray City Utah Hospital Revenue
(Obligor: IHC Health Services Inc Obligated Group)
Weekly VRDN and Put, 0.060%, 05/15/2036(7)	3,000,000	3,000,000

Virginia - 0.1%(1)
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 0.080%, 02/15/2038(7)	150,000	150,000

Washington - 0.1%(1)
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 0.090%, 10/01/2042(7)	100,000	100,000
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 0.090%, 10/01/2042(7)	200,000	200,000
		300,000

Money Market Funds - 2.9%(1)
First American Government Obligations Fund
0.010%, 12/01/2031(8)	6,828,870	6,828,870

Total Short Term Investments (Cost $19,648,870)		19,648,870

Total Investments - 99.0% (1)
(Cost $248,397,468)		236,089,196
Assets in Excess of Other Liabilities, Net - 1.0%(1)		2,429,681
Total Net Assets - 100.0%(1)		$238,518,877

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
These securities are determined to be liquid by the Adviser.  As of December 31, 2020, the value of these investments were $148,939,317 or 62.4% of total net assets.

(3)	Security in forbearance at December 31, 2020
(4)	Non-income producing security.
(5)	Security in default at December 31, 2020
(6)	Value determined using significant unobservable inputs.
(7)
Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates.  The rate shown is the rate in effect as of December 31, 2020.

(8)	Seven-day yield as of December 31, 2020.

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$148,546,833	$25,592,707	$174,139,540
Short Term Investments	-	19,648,870	-	19,648,870
Corporate Note	-	500,000	-	500,000
Mortgage Backed Securities	-	41,800,786	-	41,800,786
Total Investments	$-	$210,496,489	$25,592,707	$236,089,196

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2020, the Fund recognized no transfers between levels.